Fair Value Measurements - Quantitative Information for Level 3 Measurements (Details) - Recurring Fair Value Measurements $ in Millions	Jun. 30, 2024 USD ($) item	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($) item
Unobservable inputs
Assets measured at fair value | $	$ 203,863.0	$ 198,585.1	$ 183,823.0
Liabilities measured at fair value | $	2,118.9	1,625.3	2,812.9
Fair value hierarchy Level 3
Unobservable inputs
Assets measured at fair value | $	5,195.8	5,091.8	3,415.8
Liabilities measured at fair value | $	2,573.4	2,097.9	3,421.0
Fair value hierarchy Level 3 | Investment and universal life contracts
Unobservable inputs
Liabilities measured at fair value | $	$ (230.0)	$ (115.5)	$ (46.3)
Embedded derivative, Valuation technique	Discounted cash flow	Discounted cash flow	Discounted cash flow
Fair value hierarchy Level 3 | Investment and universal life contracts | Long duration interest rate | Minimum
Unobservable inputs
Embedded derivative, Input	0.028	0.025
Fair value hierarchy Level 3 | Investment and universal life contracts | Long duration interest rate | Maximum
Unobservable inputs
Embedded derivative, Input	0.051	0.048
Fair value hierarchy Level 3 | Investment and universal life contracts | Long duration interest rate | Weighted average input
Unobservable inputs
Embedded derivative, Input	0.044	0.040
Fair value hierarchy Level 3 | Investment and universal life contracts | Long-term equity market volatility | Minimum
Unobservable inputs
Embedded derivative, Input	0.147	0.155
Fair value hierarchy Level 3 | Investment and universal life contracts | Long-term equity market volatility | Maximum
Unobservable inputs
Embedded derivative, Input	0.416	0.401
Fair value hierarchy Level 3 | Investment and universal life contracts | Long-term equity market volatility | Weighted average input
Unobservable inputs
Embedded derivative, Input	0.205	0.192
Fair value hierarchy Level 3 | Investment and universal life contracts | Non-performance risk | Minimum
Unobservable inputs
Embedded derivative, Input	0.006	0.008
Fair value hierarchy Level 3 | Investment and universal life contracts | Non-performance risk | Maximum
Unobservable inputs
Embedded derivative, Input	0.013	0.016
Fair value hierarchy Level 3 | Investment and universal life contracts | Non-performance risk | Weighted average input
Unobservable inputs
Embedded derivative, Input	0.010	0.011
Fair value hierarchy Level 3 | Investment and universal life contracts | Lapse rate | Minimum
Unobservable inputs
Embedded derivative, Input	0.000	0.000
Fair value hierarchy Level 3 | Investment and universal life contracts | Lapse rate | Maximum
Unobservable inputs
Embedded derivative, Input	0.550	0.550
Fair value hierarchy Level 3 | Investment and universal life contracts | Lapse rate | Weighted average input
Unobservable inputs
Embedded derivative, Input	0.100	0.070
Fair value hierarchy Level 3 | Investment and universal life contracts | Discounted cash flow | Long duration interest rate | Minimum
Unobservable inputs
Embedded derivative, Input		0.025	0.024
Fair value hierarchy Level 3 | Investment and universal life contracts | Discounted cash flow | Long duration interest rate | Maximum
Unobservable inputs
Embedded derivative, Input		0.048	0.047
Fair value hierarchy Level 3 | Investment and universal life contracts | Discounted cash flow | Long duration interest rate | Weighted average input
Unobservable inputs
Embedded derivative, Input		0.040	0.031
Fair value hierarchy Level 3 | Investment and universal life contracts | Discounted cash flow | Long-term equity market volatility | Minimum
Unobservable inputs
Embedded derivative, Input		0.155	0.178
Fair value hierarchy Level 3 | Investment and universal life contracts | Discounted cash flow | Long-term equity market volatility | Maximum
Unobservable inputs
Embedded derivative, Input		0.401	0.369
Fair value hierarchy Level 3 | Investment and universal life contracts | Discounted cash flow | Long-term equity market volatility | Weighted average input
Unobservable inputs
Embedded derivative, Input		0.192	0.220
Fair value hierarchy Level 3 | Investment and universal life contracts | Discounted cash flow | Non-performance risk
Unobservable inputs
Embedded derivative, Input			0.009
Fair value hierarchy Level 3 | Investment and universal life contracts | Discounted cash flow | Non-performance risk | Minimum
Unobservable inputs
Embedded derivative, Input		0.008
Fair value hierarchy Level 3 | Investment and universal life contracts | Discounted cash flow | Non-performance risk | Maximum
Unobservable inputs
Embedded derivative, Input		0.016
Fair value hierarchy Level 3 | Investment and universal life contracts | Discounted cash flow | Non-performance risk | Weighted average input
Unobservable inputs
Embedded derivative, Input		0.011	0.009
Fair value hierarchy Level 3 | Investment and universal life contracts | Discounted cash flow | Lapse rate | Minimum
Unobservable inputs
Embedded derivative, Input		0.000
Fair value hierarchy Level 3 | Investment and universal life contracts | Discounted cash flow | Lapse rate | Maximum
Unobservable inputs
Embedded derivative, Input		0.550
Fair value hierarchy Level 3 | Investment and universal life contracts | Discounted cash flow | Lapse rate | Weighted average input
Unobservable inputs
Embedded derivative, Input		0.070
Fair value hierarchy Level 3 | Fixed maturities | Trading
Unobservable inputs
Assets measured at fair value | $	$ 117.9	$ 168.7	$ 92.5
Fixed maturities, trading, Valuation technique	Discounted cash flow	Discounted cash flow	Discounted cash flow
Fair value hierarchy Level 3 | Fixed maturities | Trading | Discount rate | Minimum
Unobservable inputs
Fixed maturities, trading, Input	0.101	0.114
Fair value hierarchy Level 3 | Fixed maturities | Trading | Discount rate | Maximum
Unobservable inputs
Fixed maturities, trading, Input	0.164	0.223
Fair value hierarchy Level 3 | Fixed maturities | Trading | Discount rate | Weighted average input
Unobservable inputs
Fixed maturities, trading, Input	0.130	0.134
Fair value hierarchy Level 3 | Fixed maturities | Trading | Discounted cash flow | Discount rate | Minimum
Unobservable inputs
Fixed maturities, trading, Input		0.114	0.096
Fair value hierarchy Level 3 | Fixed maturities | Trading | Discounted cash flow | Discount rate | Maximum
Unobservable inputs
Fixed maturities, trading, Input		0.223	0.152
Fair value hierarchy Level 3 | Fixed maturities | Trading | Discounted cash flow | Discount rate | Weighted average input
Unobservable inputs
Fixed maturities, trading, Input		0.134	0.110
Fair value hierarchy Level 3 | Corporate debt securities | Available-for-sale
Unobservable inputs
Assets measured at fair value | $	$ 1,964.4	$ 1,997.4	$ 1,479.9
Fixed maturities, available-for-sale, Valuation techniques	Discounted cash flow	Discounted cash flow	Discounted cash flow
Fair value hierarchy Level 3 | Corporate debt securities | Available-for-sale | Discount rate | Minimum
Unobservable inputs
Fixed maturities, available-for-sale, Input	0.054	0.049
Fair value hierarchy Level 3 | Corporate debt securities | Available-for-sale | Discount rate | Maximum
Unobservable inputs
Fixed maturities, available-for-sale, Input	0.266	0.242
Fair value hierarchy Level 3 | Corporate debt securities | Available-for-sale | Discount rate | Weighted average input
Unobservable inputs
Fixed maturities, available-for-sale, Input	0.110	0.120
Fair value hierarchy Level 3 | Corporate debt securities | Available-for-sale | Earnings before interest, taxes, depreciation and amortization multiple
Unobservable inputs
Fixed maturities, available-for-sale, Input	0.0366	0.0325
Fair value hierarchy Level 3 | Corporate debt securities | Available-for-sale | Earnings before interest, taxes, depreciation and amortization multiple | Weighted average input
Unobservable inputs
Fixed maturities, available-for-sale, Input	0.0366	0.0325
Fair value hierarchy Level 3 | Corporate debt securities | Available-for-sale | Illiquidity premium | Minimum
Unobservable inputs
Fixed maturities, available-for-sale, Input	0	0.0030
Fair value hierarchy Level 3 | Corporate debt securities | Available-for-sale | Illiquidity premium | Maximum
Unobservable inputs
Fixed maturities, available-for-sale, Input	0.0791	0.0483
Fair value hierarchy Level 3 | Corporate debt securities | Available-for-sale | Illiquidity premium | Weighted average input
Unobservable inputs
Fixed maturities, available-for-sale, Input	0.0137	0.0121
Fair value hierarchy Level 3 | Corporate debt securities | Available-for-sale | Comparability adjustment | Minimum
Unobservable inputs
Fixed maturities, available-for-sale, Input	0	0.0067
Fair value hierarchy Level 3 | Corporate debt securities | Available-for-sale | Comparability adjustment | Maximum
Unobservable inputs
Fixed maturities, available-for-sale, Input	0.0800	0.0217
Fair value hierarchy Level 3 | Corporate debt securities | Available-for-sale | Comparability adjustment | Weighted average input
Unobservable inputs
Fixed maturities, available-for-sale, Input	0.0150	0.0141
Fair value hierarchy Level 3 | Corporate debt securities | Available-for-sale | Discounted cash flow | Discount rate | Minimum
Unobservable inputs
Fixed maturities, available-for-sale, Input		0.049	0.027
Fair value hierarchy Level 3 | Corporate debt securities | Available-for-sale | Discounted cash flow | Discount rate | Maximum
Unobservable inputs
Fixed maturities, available-for-sale, Input		0.242	0.331
Fair value hierarchy Level 3 | Corporate debt securities | Available-for-sale | Discounted cash flow | Discount rate | Weighted average input
Unobservable inputs
Fixed maturities, available-for-sale, Input		0.120	0.110
Fair value hierarchy Level 3 | Corporate debt securities | Available-for-sale | Discounted cash flow | Earnings before interest, taxes, depreciation and amortization multiple
Unobservable inputs
Fixed maturities, available-for-sale, Input		0.0325
Fair value hierarchy Level 3 | Corporate debt securities | Available-for-sale | Discounted cash flow | Earnings before interest, taxes, depreciation and amortization multiple | Weighted average input
Unobservable inputs
Fixed maturities, available-for-sale, Input		0.0325
Fair value hierarchy Level 3 | Corporate debt securities | Available-for-sale | Discounted cash flow | Illiquidity premium | Minimum
Unobservable inputs
Fixed maturities, available-for-sale, Input		0.0030	0
Fair value hierarchy Level 3 | Corporate debt securities | Available-for-sale | Discounted cash flow | Illiquidity premium | Maximum
Unobservable inputs
Fixed maturities, available-for-sale, Input		0.0483	0.0467
Fair value hierarchy Level 3 | Corporate debt securities | Available-for-sale | Discounted cash flow | Illiquidity premium | Weighted average input
Unobservable inputs
Fixed maturities, available-for-sale, Input		0.0121	0.0050
Fair value hierarchy Level 3 | Corporate debt securities | Available-for-sale | Discounted cash flow | Comparability adjustment | Minimum
Unobservable inputs
Fixed maturities, available-for-sale, Input		0.0067	(0.0016)
Fair value hierarchy Level 3 | Corporate debt securities | Available-for-sale | Discounted cash flow | Comparability adjustment | Maximum
Unobservable inputs
Fixed maturities, available-for-sale, Input		0.0217	0
Fair value hierarchy Level 3 | Corporate debt securities | Available-for-sale | Discounted cash flow | Comparability adjustment | Weighted average input
Unobservable inputs
Fixed maturities, available-for-sale, Input		0.0141	(0.0011)
Fair value hierarchy Level 3 | Collateralized debt obligations | Available-for-sale
Unobservable inputs
Assets measured at fair value | $	$ 104.7	$ 74.6	$ 39.5
Fixed maturities, available-for-sale, Valuation techniques	Discounted cash flow	Discounted cash flow	Discounted cash flow
Fair value hierarchy Level 3 | Collateralized debt obligations | Available-for-sale | Discount rate
Unobservable inputs
Fixed maturities, available-for-sale, Input	0.055	0.041
Fair value hierarchy Level 3 | Collateralized debt obligations | Available-for-sale | Discount rate | Weighted average input
Unobservable inputs
Fixed maturities, available-for-sale, Input	0.055	0.041
Fair value hierarchy Level 3 | Collateralized debt obligations | Available-for-sale | Comparability adjustment
Unobservable inputs
Fixed maturities, available-for-sale, Input	0.0012	0.0020
Fair value hierarchy Level 3 | Collateralized debt obligations | Available-for-sale | Comparability adjustment | Weighted average input
Unobservable inputs
Fixed maturities, available-for-sale, Input	0.0012	0.0020
Fair value hierarchy Level 3 | Collateralized debt obligations | Available-for-sale | Discounted cash flow | Discount rate
Unobservable inputs
Fixed maturities, available-for-sale, Input		0.041	0.044
Fair value hierarchy Level 3 | Collateralized debt obligations | Available-for-sale | Discounted cash flow | Discount rate | Weighted average input
Unobservable inputs
Fixed maturities, available-for-sale, Input		0.041	0.044
Fair value hierarchy Level 3 | Collateralized debt obligations | Available-for-sale | Discounted cash flow | Comparability adjustment
Unobservable inputs
Fixed maturities, available-for-sale, Input		0.0020	0.0055
Fair value hierarchy Level 3 | Collateralized debt obligations | Available-for-sale | Discounted cash flow | Comparability adjustment | Weighted average input
Unobservable inputs
Fixed maturities, available-for-sale, Input		0.0020	0.0055
Fair value hierarchy Level 3 | Other debt obligations | Available-for-sale
Unobservable inputs
Assets measured at fair value | $	$ 1,156.8	$ 879.5	$ 467.8
Fixed maturities, available-for-sale, Valuation techniques	Discounted cash flow	Discounted cash flow	Discounted cash flow
Fair value hierarchy Level 3 | Other debt obligations | Available-for-sale | Discount rate | Minimum
Unobservable inputs
Fixed maturities, available-for-sale, Input	0.053	0.050
Fair value hierarchy Level 3 | Other debt obligations | Available-for-sale | Discount rate | Maximum
Unobservable inputs
Fixed maturities, available-for-sale, Input	0.145	0.106
Fair value hierarchy Level 3 | Other debt obligations | Available-for-sale | Discount rate | Weighted average input
Unobservable inputs
Fixed maturities, available-for-sale, Input	0.083	0.074
Fair value hierarchy Level 3 | Other debt obligations | Available-for-sale | Illiquidity premium | Minimum
Unobservable inputs
Fixed maturities, available-for-sale, Input	0	0.0069
Fair value hierarchy Level 3 | Other debt obligations | Available-for-sale | Illiquidity premium | Maximum
Unobservable inputs
Fixed maturities, available-for-sale, Input	0.0275	0.0650
Fair value hierarchy Level 3 | Other debt obligations | Available-for-sale | Illiquidity premium | Weighted average input
Unobservable inputs
Fixed maturities, available-for-sale, Input	0.0271	0.0337
Fair value hierarchy Level 3 | Other debt obligations | Available-for-sale | Comparability adjustment | Minimum
Unobservable inputs
Fixed maturities, available-for-sale, Input	(0.0022)	(0.0020)
Fair value hierarchy Level 3 | Other debt obligations | Available-for-sale | Comparability adjustment | Maximum
Unobservable inputs
Fixed maturities, available-for-sale, Input	0.0454	0.0213
Fair value hierarchy Level 3 | Other debt obligations | Available-for-sale | Comparability adjustment | Weighted average input
Unobservable inputs
Fixed maturities, available-for-sale, Input	0.0155	0.0092
Fair value hierarchy Level 3 | Other debt obligations | Available-for-sale | Discounted cash flow | Discount rate | Minimum
Unobservable inputs
Fixed maturities, available-for-sale, Input		0.050	0.056
Fair value hierarchy Level 3 | Other debt obligations | Available-for-sale | Discounted cash flow | Discount rate | Maximum
Unobservable inputs
Fixed maturities, available-for-sale, Input		0.106	0.082
Fair value hierarchy Level 3 | Other debt obligations | Available-for-sale | Discounted cash flow | Discount rate | Weighted average input
Unobservable inputs
Fixed maturities, available-for-sale, Input		0.074	0.076
Fair value hierarchy Level 3 | Other debt obligations | Available-for-sale | Discounted cash flow | Illiquidity premium | Minimum
Unobservable inputs
Fixed maturities, available-for-sale, Input		0.0069	0
Fair value hierarchy Level 3 | Other debt obligations | Available-for-sale | Discounted cash flow | Illiquidity premium | Maximum
Unobservable inputs
Fixed maturities, available-for-sale, Input		0.0650	0.0260
Fair value hierarchy Level 3 | Other debt obligations | Available-for-sale | Discounted cash flow | Illiquidity premium | Weighted average input
Unobservable inputs
Fixed maturities, available-for-sale, Input		0.0337	0.0220
Fair value hierarchy Level 3 | Other debt obligations | Available-for-sale | Discounted cash flow | Comparability adjustment | Minimum
Unobservable inputs
Fixed maturities, available-for-sale, Input		(0.0020)	0.0001
Fair value hierarchy Level 3 | Other debt obligations | Available-for-sale | Discounted cash flow | Comparability adjustment | Maximum
Unobservable inputs
Fixed maturities, available-for-sale, Input		0.0213	0.0139
Fair value hierarchy Level 3 | Other debt obligations | Available-for-sale | Discounted cash flow | Comparability adjustment | Weighted average input
Unobservable inputs
Fixed maturities, available-for-sale, Input		0.0092	0.0077
Fair value hierarchy Level 3 | Other investments
Unobservable inputs
Assets measured at fair value | $	$ 171.6	$ 163.2
Fair value hierarchy Level 3 | Other investments | Discount rate | Minimum
Unobservable inputs
Other investments, Input	0.120	0.120
Fair value hierarchy Level 3 | Other investments | Discount rate | Maximum
Unobservable inputs
Other investments, Input	0.135	0.135
Fair value hierarchy Level 3 | Other investments | Discount rate | Weighted average input
Unobservable inputs
Other investments, Input	0.124	0.126
Fair value hierarchy Level 3 | Other investments | Probability of default | Minimum
Unobservable inputs
Other investments, Input	0.060	0.060
Fair value hierarchy Level 3 | Other investments | Probability of default | Maximum
Unobservable inputs
Other investments, Input	0.100	0.100
Fair value hierarchy Level 3 | Other investments | Probability of default | Weighted average input
Unobservable inputs
Other investments, Input	0.083	0.085
Fair value hierarchy Level 3 | Other investments | Potential loss severity | Minimum
Unobservable inputs
Other investments, Input	0.870	0.870
Fair value hierarchy Level 3 | Other investments | Potential loss severity | Maximum
Unobservable inputs
Other investments, Input	1.000	1.000
Fair value hierarchy Level 3 | Other investments | Potential loss severity | Weighted average input
Unobservable inputs
Other investments, Input	0.914	0.907
Fair value hierarchy Level 3 | Other investments | Discounted cash flow | Discount rate | Minimum
Unobservable inputs
Other investments, Input		0.120
Fair value hierarchy Level 3 | Other investments | Discounted cash flow | Discount rate | Maximum
Unobservable inputs
Other investments, Input		0.135
Fair value hierarchy Level 3 | Other investments | Discounted cash flow | Discount rate | Weighted average input
Unobservable inputs
Other investments, Input		0.126
Fair value hierarchy Level 3 | Other investments | Discounted cash flow | Probability of default | Minimum
Unobservable inputs
Other investments, Input		0.060
Fair value hierarchy Level 3 | Other investments | Discounted cash flow | Probability of default | Maximum
Unobservable inputs
Other investments, Input		0.100
Fair value hierarchy Level 3 | Other investments | Discounted cash flow | Probability of default | Weighted average input
Unobservable inputs
Other investments, Input		0.085
Fair value hierarchy Level 3 | Other investments | Discounted cash flow | Potential loss severity | Minimum
Unobservable inputs
Other investments, Input		0.870
Fair value hierarchy Level 3 | Other investments | Discounted cash flow | Potential loss severity | Maximum
Unobservable inputs
Other investments, Input		1.000
Fair value hierarchy Level 3 | Other investments | Discounted cash flow | Potential loss severity | Weighted average input
Unobservable inputs
Other investments, Input		0.907
Fair value hierarchy Level 3 | Separate account assets
Unobservable inputs
Assets measured at fair value | $	$ 718.4	$ 752.8	$ 1,034.1
Fair value hierarchy Level 3 | Separate account assets | Discounted cash flow, real estate | Discount rate | Minimum
Unobservable inputs
Separate account assets, Input	0.065	0.065	0.055
Fair value hierarchy Level 3 | Separate account assets | Discounted cash flow, real estate | Discount rate | Maximum
Unobservable inputs
Separate account assets, Input	0.100	0.100	0.100
Fair value hierarchy Level 3 | Separate account assets | Discounted cash flow, real estate | Discount rate | Weighted average input
Unobservable inputs
Separate account assets, Input	0.071	0.075	0.070
Fair value hierarchy Level 3 | Separate account assets | Discounted cash flow, real estate | Terminal capitalization rate | Minimum
Unobservable inputs
Separate account assets, Input	0.052	0.053	0.045
Fair value hierarchy Level 3 | Separate account assets | Discounted cash flow, real estate | Terminal capitalization rate | Maximum
Unobservable inputs
Separate account assets, Input	0.095	0.095	0.095
Fair value hierarchy Level 3 | Separate account assets | Discounted cash flow, real estate | Terminal capitalization rate | Weighted average input
Unobservable inputs
Separate account assets, Input	0.058	0.061	0.058
Fair value hierarchy Level 3 | Separate account assets | Discounted cash flow, real estate | Average market rent growth rate | Minimum
Unobservable inputs
Separate account assets, Input	0.018	0.020	0.020
Fair value hierarchy Level 3 | Separate account assets | Discounted cash flow, real estate | Average market rent growth rate | Maximum
Unobservable inputs
Separate account assets, Input	0.045	0.037	0.038
Fair value hierarchy Level 3 | Separate account assets | Discounted cash flow, real estate | Average market rent growth rate | Weighted average input
Unobservable inputs
Separate account assets, Input	0.027	0.029	0.030
Fair value hierarchy Level 3 | Separate account assets | Discounted cash flow, real estate debt | Loan to value | Minimum
Unobservable inputs
Separate account assets, Input	0.456	0.460	0.436
Fair value hierarchy Level 3 | Separate account assets | Discounted cash flow, real estate debt | Loan to value | Maximum
Unobservable inputs
Separate account assets, Input	0.714	0.720	0.622
Fair value hierarchy Level 3 | Separate account assets | Discounted cash flow, real estate debt | Loan to value | Weighted average input
Unobservable inputs
Separate account assets, Input	0.585	0.553	0.506
Fair value hierarchy Level 3 | Separate account assets | Discounted cash flow, real estate debt | Market interest rate | Minimum
Unobservable inputs
Separate account assets, Input	0.053	0.053	0.053
Fair value hierarchy Level 3 | Separate account assets | Discounted cash flow, real estate debt | Market interest rate | Maximum
Unobservable inputs
Separate account assets, Input	0.074	0.081	0.086
Fair value hierarchy Level 3 | Separate account assets | Discounted cash flow, real estate debt | Market interest rate | Weighted average input
Unobservable inputs
Separate account assets, Input	0.062	0.064	0.066